[SBG LOGO]
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Security Benefit Life Insurance Company                700 SW Harrison St.
Security Benefit Group, Inc.                           Topeka, Kansas 66636-0001
Security Distributors, Inc.                            (785) 431-3000
Security Management Company, LLC

                           A LETTER FROM THE PRESIDENT

Security Benefit is poised on the brink of exciting change. Over the past year, we have aggressively focused on relationship management and forging new strategic partnerships. As good as the Security Benefit team is, as strong as our management, research and fundamentals are, we still recognize opportunities to bring more talent to the table. Making certain our cultures are compatible and our goals are aligned, we've formed relationships that bring value to both our customers and those who represent us.

Our successful team led the company to a record year of profits and sales:

*  Sales totaled $1.1 billion, a 35% increase from 1997

*  Profits were up 13.6%

*  Assets under management rose 12% to $8.8 billion

*  GAAP Equity rose 14.4%

In 1998, WORKING MOTHER magazine again selected Security Benefit as one of the 100 Best Companies for working mothers. We are very proud of the continued recognition we receive for Security Benefit and believe that it directly affects the quality of our service to our customers.

Security Benefit's financial strength and stability also continue to be recognized. During 1998, Security Benefit was upgraded to an AA- (very strong) rating from Standard & Poor's. We are also rated:

*  AA- (very high) by Duff & Phelps

*  A+ (superior) by A. M. Best

The strides we are making now shape our strategies and vision for the future. By providing more products that offer choices to our customers, we position our organization as one of the most responsive and flexible in the industry. This combination of innovative products and service-oriented associates enables us to continue meeting the needs of sophisticated customers well into the next millennium.

HOWARD R. FRICKE

Howard R. Fricke
Chairman of the Board
and Chief Executive Officer

Rating information applies to Security Benefit Life Insurance Company. The ratings should not be considered as bearing on the investment performance of assets held in any separate account.
--------------------------------------------------------------------------------
BOARD OF DIRECTORS

HOWARD R. FRICKE
Chairman of the Board and CEO
Security Benefit Life Insurance Company
Topeka, Kansas

THOMAS R. CLEVENGER
Investments
Wichita, Kansas

SISTER LORETTO MARIE COLWELL
President and CEO
St. Francis Hospital and Medical Center
Topeka, Kansas

JOHN C. DICUS
Chairman of the Board
Capitol Federal Savings & Loan Association
Topeka, Kansas

STEVEN J. DOUGLASS
Chairman and CEO
Payless ShoeSource
Topeka, Kansas

WILLIAM W. HANNA
President & Chief Operating Officer
Koch Industries
Wichita, Kansas

JOHN E. HAYES, JR.
Chairman of the Board and CEO (Ret.)
Western Resources, Inc.
Topeka, Kansas

LAIRD G. NOLLER
President
Noller Automotive Group
Lawrence, Kansas

FRANK SABATINI
Chairman of the Board and CEO
Capital City Bank
Topeka, Kansas

ROBERT C. WHEELER
Chairman and CEO
Hill's Pet Nutrition, Inc.
Topeka, Kansas

                          NOTICE OF MEETING OF MEMBERS

The annual meeting of members of Security Benefit Mutual Holding Company (the "Mutual Holding Company") will be held on Tuesday, June 1, 1999, at 700 SW Harrison St., Topeka, Kansas, at 1:00 p.m. Each owner of an insurance policy issued by Security Benefit Life Insurance Company is a member of the Mutual Holding Company and is entitled to vote, either in person or by proxy, on all matters coming before the meeting. Proxies are available from the corporate secretary and must be returned no later than May 31, 1999.

For More Information Call 1-800-888-2461

This report is submitted only for the general information of Varilife insurance policyowners and is not authorized for distribution to the public.

Enclosed are December 1998 financial reports for the variable life insurance separate account.

www.securitybenefit.com

                              Financial Statements

                       Security Varilife Separate Account

                  Years ended December 31, 1998, 1997 and 1996
                       With Report of Independent Auditors

                       Security Varilife Separate Account
                              Financial Statements
                  Years Ended December 31, 1998, 1997 and 1996


                                    CONTENTS


Report of Independent Auditors..............................................   1

Audited Financial Statements
  Balance Sheet.............................................................   2
  Statements of Operations and Changes in Net Assets........................   4
  Notes to Financial Statements.............................................   7

                         Report of Independent Auditors

The Contract Owners of Security Varilife
Separate Account and the Board of Directors of Security Benefit Life Insurance Company

We have audited the accompanying balance sheet of Security Varilife Separate Account (the Account) (comprised of the individual series indicated therein) as of December 31, 1998, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1998 by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the individual series of the Security Varilife Separate Account at December 31, 1998, and the results of their operations and changes in their net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.

                                                               Ernst & Young LLP

Kansas City, Missouri
February 5, 1999

                       Security Varilife Separate Account
                                  Balance Sheet
                                December 31, 1998
            (DOLLARS IN THOUSANDS - EXCEPT PER SHARE AND UNIT VALUES)


ASSETS
Investments:
  SBL Fund:
    Series A (Growth Series) - 60,613 shares at net asset value of
      $34.27 per share (cost, $1,729) .................................   $2,077
    Series B (Growth-Income Series) - 8,586 shares at net asset value
      of $39.68 per share (cost, $348) ................................      341
    Series C (Money Market Series) - 5,669 shares at net asset value of
      $12.53 per share (cost, $72) ....................................       71
    Series D (Worldwide Equity Series) - 46,709 shares at net asset
      value of $6.74 per share (cost, $301) ...........................      315
    Series E (High Grade Income Series) - 8,488 shares at net asset
      value of $12.42 per share (cost, $103) ..........................      105
    Series J (Emerging Growth Series) - 12,365 shares at net asset
      value of $22.51 per share (cost, $248) ..........................      278
    Series K (Global Aggressive Bond Series) - 3,619 shares at net
      asset value of $9.56 per share (cost, $37) ......................       35
    Series M (Specialized Asset Allocation Series) - 6,341 shares at
      net asset value of $12.87 per share (cost, $75) .................       82
    Series N (Managed Asset Allocation Series) - 2,442 shares at net
      asset value of $16.01 per share (cost, $29) .....................       39
    Series O (Equity Income Series) - 20,227 shares at net asset value
      of $18.35 per share (cost, $313) ................................      371
    Series S (Social Awareness Series) - 1,003 shares at net asset
      value of $28.40 per share (cost, $22) ...........................       29
                                                                           -----
Total assets                                                              $3,743
                                                                           =====

NET ASSETS

Net assets are represented by (NOTE 3):
                                                   NUMBER       UNIT
                                                  OF UNITS      VALUE     AMOUNT
                                                  ------------------------------
Growth Series:
  Accumulation units ..........................    83,617      $24.84     $2,077
Growth-Income Series:
  Accumulation units ..........................    17,727       19.22        341
Money Market Series:
  Accumulation units ..........................     6,041       11.76         71
Worldwide Equity Series:
  Accumulation units ..........................    20,982       15.00        315
High Grade Income Series:
  Accumulation units ..........................     7,916       13.32        105
Emerging Growth Series:
  Accumulation units ..........................    14,754       18.87        278
Global Aggressive Bond Series:
  Accumulation units ..........................     2,627       13.17         35
Specialized Asset Allocation Series:
  Accumulation units ..........................     5,836       13.98         82
Managed Asset Allocation Series:
  Accumulation units ..........................     2,409       16.22         39
Equity Income Series:
  Accumulation units ..........................    19,752       18.79        371
Social Awareness Series:
  Accumulation units ..........................     1,277       22.97         29
                                                                          ------
Total net assets                                                          $3,743
                                                                          ======

SEE ACCOMPANYING NOTES.

                       Security Varilife Separate Account
                Statement of Operations and Changes in Net Assets
                          Year ended December 31, 1998
                                 (IN THOUSANDS)

                                                                                                                 HIGH
                                                                           GROWTH-     MONEY       WORLDWIDE     GRADE      EMERGING
                                                               GROWTH      INCOME      MARKET       EQUITY       INCOME       GROWTH
                                                               SERIES      SERIES      SERIES       SERIES       SERIES       SERIES
                                                               ---------------------------------------------------------------------
Dividend distributions......................................   $    8      $    5      $    1       $    4       $    5      $    2
Expenses (NOTE 2):
  Mortality and expense risk fee............................        -           -           -            -            -           -
  Administrative fee and insurance costs....................     (132)        (38)        (11)         (48)          (5)        (47)
                                                               ---------------------------------------------------------------------
Net investment gain (loss)..................................     (124)        (33)        (10)         (44)           -         (45)

Capital gain distributions..................................      104          30           -           21            1          24
Realized gain on investments................................       59           7           2            1            -           8
Unrealized appreciation (depreciation) on investments.......      215         (23)          -           24            1           6
                                                               ---------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments......      378          14           2           46            2          38
                                                               ---------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations................................................      254         (19)         (8)           2            2          (7)
Net assets at beginning of year ............................    1,320         278          46          227           86         222
Variable account deposits (NOTES 2 AND 3)...................      547         101         199          102           20          83
Terminations and withdrawals (NOTES 2 AND 3)................      (29)        (16)       (165)         (13)          (2)        (18)
Mortality adjustment........................................      (15)         (3)         (1)          (3)          (1)         (2)
                                                               ---------------------------------------------------------------------
Net assets at end of year...................................   $2,077        $341       $  71         $315         $105        $278
                                                               =====================================================================

                                                                 GLOBAL       SPECIALIZED       MANAGED
                                                               AGGRESSIVE        ASSET           ASSET       EQUITY        SOCIAL
                                                                  BOND         ALLOCATION     ALLOCATION     INCOME      AWARENESS
                                                                 SERIES          SERIES         SERIES       SERIES        SERIES
                                                               -------------------------------------------------------------------
Dividend distributions......................................     $  3            $  2           $  1         $    5        $  -
Expenses (NOTE 2):
  Mortality and expense risk fee............................        -               -              -              -           -
  Administrative fee and insurance costs....................       (1)             (4)            (2)           (18)         (1)
                                                               -------------------------------------------------------------------
Net investment gain (loss)..................................        2              (2)            (1)           (13)         (1)

Capital gain distributions..................................        1               4              -             12           1
Realized gain on investments................................        -               -              1             17           1
Unrealized appreciation (depreciation) on investments.......       (2)              4              4             (2)          5
                                                               -------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments......       (1)              8              5             27           7
                                                               -------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations................................................        1               6              4             14           6
Net assets at beginning of year.............................       24              57             31            302          24
Variable account deposits (NOTES 2 AND 3)...................       12              20              4             91           3
Terminations and withdrawals (NOTES 2 AND 3)................       (2)              -              -            (33)         (4)
Mortality adjustment........................................        -              (1)             -             (3)          -
                                                               -------------------------------------------------------------------
Net assets at end of year...................................      $35             $82            $39           $371         $29
                                                               ===================================================================

SEE ACCOMPANYING NOTES.

                       Security Varilife Separate Account
                Statement of Operations and Changes in Net Assets
                          Year ended December 31, 1997
                                 (IN THOUSANDS)

                                                                                                                 HIGH
                                                                           GROWTH-      MONEY      WORLDWIDE     GRADE      EMERGING
                                                               GROWTH      INCOME       MARKET       EQUITY     INCOME       GROWTH
                                                               SERIES      SERIES       SERIES       SERIES     SERIES       SERIES
                                                               ---------------------------------------------------------------------
Dividend distributions .....................................    $   5       $  5         $  3        $  4       $  5         $  1
Expenses (NOTE 2):
   Mortality and expense risk fee ..........................       (7)        (2)           -          (2)        (1)          (2)
   Administrative fee and insurance costs ..................      (77)       (21)         (10)        (28)        (5)         (31)
                                                               ---------------------------------------------------------------------
Net investment gain (loss) .................................      (79)       (18)          (7)        (26)        (1)         (32)

Capital gain distributions .................................       49         13            -          10          -            5
Realized gain (loss) on investments ........................       43         11           (1)          8          -           15
Unrealized appreciation (depreciation) on investments ......       89         10            -         (13)         2           16
                                                               ---------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments .....      181         34           (1)          5           2           36
                                                               ---------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations ...............................................      102         16           (8)        (21)          1            4
Net assets at beginning of year ............................      502        113           31         150          69          157
Variable account deposits (NOTES 2 AND 3) ..................      752        153          426         124          18          108
Terminations and withdrawals (NOTES 2 AND 3) ...............      (36)        (4)        (403)        (26)         (2)         (47)
                                                               ---------------------------------------------------------------------
Net assets at end of year ..................................   $1,320       $278        $  46        $227         $86         $222
                                                               =====================================================================

                                                                 GLOBAL       SPECIALIZED       MANAGED
                                                               AGGRESSIVE        ASSET           ASSET       EQUITY       SOCIAL
                                                                  BOND         ALLOCATION     ALLOCATION     INCOME     AWARENESS
                                                                 SERIES          SERIES         SERIES       SERIES       SERIES
                                                               --------------------------------------------------------------------
Dividend distributions .....................................     $  2            $  1           $  -         $  2         $  -
Expenses (NOTE 2):
   Mortality and expense risk fee ..........................        -               -              -           (2)           -
   Administrative fee and insurance costs ..................       (1)             (3)            (1)         (13)          (1)
                                                               --------------------------------------------------------------------
Net investment gain (loss) .................................        1              (2)            (1)         (13)          (1)

Capital gain distributions .................................        1               1              -            3            1
Realized gain (loss) on investments ........................        -               -              -            4            -
Unrealized appreciation (depreciation) on investments ......       (1)              1              4           46            2
                                                               --------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments .....        -               2              4           53            3
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations ...............................................         1               -              3           40            2
Net assets at beginning of year ............................        13              36             23          141           12
Variable account deposits (NOTES 2 AND 3) ..................        10              21              5          121           13
Terminations and withdrawals (NOTES 2 AND 3) ...............         -               -              -            -           (3)
                                                               --------------------------------------------------------------------
 Net assets at end of year .................................       $24             $57            $31         $302          $24
                                                               ===================================================================

SEE ACCOMPANYING NOTES.

                       Security Varilife Separate Account
                Statement of Operations and Changes in Net Assets
                          Year ended December 31, 1996
                                 (IN THOUSANDS)

                                                                                                                 HIGH
                                                                           GROWTH-      MONEY     WORLDWIDE      GRADE      EMERGING
                                                               GROWTH      INCOME       MARKET      EQUITY      INCOME       GROWTH
                                                               SERIES      SERIES       SERIES      SERIES      SERIES       SERIES
                                                               ---------------------------------------------------------------------
Dividend distributions .....................................   $    3      $    2       $    1      $    3        $  3       $    -
Expenses (NOTE 2):
  Mortality and expense risk fee ...........................       (3)         (1)          (1)         (1)          -           (1)
  Administrative fee and insurance costs ...................      (31)        (10)          (7)         (9)         (4)         (15)
                                                               ---------------------------------------------------------------------
Net investment loss ........................................      (31)         (9)          (7)         (7)         (1)         (16)

Capital gain distributions .................................       19           9            -           3           -            4
Realized gain on investments ...............................       14           5            3           2           -            2
Unrealized appreciation (depreciation) on investments ......       32          (3)          (1)          3          (3)           8
                                                               ---------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments .....       65          11            2           8          (3)          14
                                                               ---------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations ...............................................       34           2           (5)          1          (4)          (2)
Net assets at beginning of year ............................      201          61          143          17          39           53
Variable account deposits (NOTES 2 AND 3) ..................      278          57          401         133          34          112
Terminations and withdrawals (NOTES 2 AND 3) ...............      (11)         (7)        (508)         (1)          -           (6)
                                                               ---------------------------------------------------------------------
Net assets at end of year ..................................     $502        $113        $  31        $150         $69         $157
                                                               =====================================================================

                                                                 GLOBAL         SPECIALIZED       MANAGED
                                                               AGGRESSIVE          ASSET           ASSET       EQUITY        SOCIAL
                                                                  BOND           ALLOCATION     ALLOCATION     INCOME      AWARENESS
                                                                 SERIES            SERIES         SERIES       SERIES        SERIES
                                                               ---------------------------------------------------------------------
Dividend distributions .....................................      $  1             $  -           $  -         $    -        $  -
Expenses (NOTE 2):
  Mortality and expense risk fee ...........................         -                -              -             (1)          -
  Administrative fee and insurance costs ...................        (1)              (1)             -             (2)          -
                                                               ---------------------------------------------------------------------
Net investment loss ........................................         -               (1)             -             (3)          -

Capital gain distributions .................................         -                -              -              -           -
Realized gain on investments ...............................         -                -              -              -           1
Unrealized appreciation (depreciation) on investments ......         1                3              2             14           -
                                                               ---------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments .....         1                3              2             14           1
                                                               ---------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations ...............................................         1                2              2             11           1
Net assets at beginning of year ............................         -                1              -              -           3
Variable account deposits (NOTES 2 AND 3) ..................        12               34             21            130          13
Terminations and withdrawals (NOTES 2 AND 3) ...............         -               (1)             -              -          (5)
                                                               ---------------------------------------------------------------------
Net assets at end of year ..................................       $13              $36            $23           $141         $12
                                                               =====================================================================

                       Security Varilife Separate Account
                          Notes to Financial Statements
                        December 31, 1998, 1997 and 1996


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Security Varilife Separate Account (the Account) is a separate account of Security Benefit Life Insurance Company (SBL). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. All activity in the account relates to Security Elite Benefit, a variable life product sold by SBL. Deposits received by the Account are invested in the SBL Fund, a mutual fund not otherwise available to the public. As directed by the owners, amounts deposited may be invested in shares of Series A (Growth Series - emphasis on capital appreciation), Series B (Growth-Income Series - emphasis on capital appreciation with secondary emphasis on income), Series C (Money Market Series - emphasis on capital preservation while generating interest income), Series D (Worldwide Equity Series - emphasis on long-term capital growth through investment in foreign and domestic common stocks and equivalents), Series E (High Grade Income Series - emphasis on current income with security of
principal),   Series  J   (Emerging   Growth   Series  -  emphasis   on  capital
appreciation), Series K (Global Aggressive Bond Series - emphasis on high current income with secondary emphasis on capital appreciation), Series M (Specialized Asset Allocation Series - emphasis on high total return consisting of capital appreciation and current income), Series N (Managed Asset Allocation Series - emphasis on high level of total return), Series O (Equity Income Series emphasis on substantial dividend income and capital appreciation) and Series S (Social Awareness Series - emphasis on capital appreciation).

Under the terms of the investment advisory contracts, portfolio investments of the underlying mutual fund are made by Security Management Company, LLC (SMC), a limited liability company controlled by its members, SBL and Security Benefit Group, Inc., a wholly-owned subsidiary of SBL. SMC has engaged T. Rowe Price Associates, Inc. to provide sub-advisory services for the Managed Asset Allocation Series and the Equity Income Series and Meridian Investment
Management Corporation to provide sub-advisory services for the Specialized Asset Allocation Series, and Strong Capital Management, Inc. to provide sub-advisory services to the Small Cap Series. Lexington Management Corporation
(LMC) served as sub-advisor for the Worldwide Equity Series until November 1, 1998, when LMC was replaced by OppenheimerFunds, Inc. Effective December 31, 1998, LMC resigned as sub-advisor for Global Aggressive Bond Series, which thereafter will be advised by SMC.

INVESTMENT VALUATION

Investments in mutual fund shares are carried in the balance sheet at market value (net asset value of the underlying mutual fund). The first-in, first-out cost method is used to determine realized gains and losses. Security transactions are accounted for on the trade date.

The cost of investments purchased and proceeds from investments sold during the year ended December 31 were as follows

                                               1998                     1997                     1996
                                      ----------------------   ----------------------   ----------------------
                                       COST OF     PROCEEDS     COST OF     PROCEEDS     COST OF     PROCEEDS
                                      PURCHASES   FROM SALES   PURCHASES   FROM SALES   PURCHASES   FROM SALES
                                      ----------------------   ----------------------   ----------------------
                                                                   (IN THOUSANDS)
Growth Series .....................      $694        $211        $847         $161        $312         $ 56
Growth-Income Series ..............       155          76         186           42          70           20
Money Market Series ...............       263         240         436          420         426          543
Worldwide Equity Series ...........       131          68         156           74         144           15
High Grade Income Series ..........        25           7          24            9          38            5
Emerging Growth Series ............       147         105         127           93         124           30
Global Aggressive Bond Series .....        15           2          14            2          13            1
Specialized Asset Allocation Series        26           5          24            4          35            2
Managed Asset Allocation Series ...         5           2           5            1          22            1
Equity Income Series ..............       109          55         128           17         131            4
Social Awareness Series ...........         4           5          17            7          14            6

REINVESTMENT OF DIVIDENDS

Dividend and capital gain distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective series. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

FEDERAL INCOME TAXES

The operations of the account are part of the operations of SBL. Under current law, no federal income taxes are allocated by SBL to the operations of the Account.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2. SECURITY VARILIFE SEPARATE ACCOUNT CONTRACT CHARGES

SBL deducts a daily administrative charge equal to an annual rate of .35% of the average daily net assets of each account. Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of .90% of the average daily net assets of each account.

A deduction for cost of insurance and cost of any riders also is made monthly and is equal to a current cost of insurance rate multiplied by the net amount at risk under a policy at the beginning of the policy month. The net amount at risk for these purposes is equal to the amount of death benefit payable at the beginning of the policy month divided by 1.0032737 less the accumulated value at the beginning of the month. These charges amounted to $297,000, $185,000 and $78,000 during 1998, 1997 and 1996, respectively.

When applicable, an amount for state and local premium taxes is deducted from each premium payment as provided by pertinent state law.

3. SUMMARY OF UNIT TRANSACTIONS

                                                                UNITS
                                                      --------------------------
                                                        YEAR ENDED DECEMBER 31
                                                      1998       1997       1996
                                                      --------------------------
                                                           (IN THOUSANDS)
Growth Series:
   Account deposits ...............................    25         40         19
   Terminations, withdrawals and expenses .........     7          6          3
Growth-Income Series:
   Account deposits ...............................     5         10          4
   Terminations, withdrawals and expenses .........     3          2          1
Money Market Series:
   Account deposits ...............................    17         38         37
   Terminations, withdrawals and expenses .........    15         37         48
Worldwide Equity Series:
   Account deposits ...............................     7         10         12
   Terminations, withdrawals and expenses .........     4          4          1
High Grade Income Series:
   Account deposits ...............................     2          2          3
   Terminations, withdrawals and expenses .........     1          1          -
Emerging Growth Series:
   Account deposits ...............................     5          7          9
   Terminations, withdrawals and expenses .........     4          5          2
Global Aggressive Bond Series:
   Account deposits ...............................     1          1          1
   Terminations, withdrawals and expenses .........     -          -          -
Specialized Asset Allocation Series:
   Account deposits ...............................     2          2          3
   Terminations, withdrawals and expenses .........     -          -          -
Managed Asset Allocation Series:
   Account deposits ...............................     -          -          2
   Terminations, withdrawals and expenses .........     -          -          -
Equity Income Series:
   Account deposits ...............................     5          8         10
   Terminations, withdrawals and expenses .........     3          1          -
Social Awareness Series:
   Account deposits ...............................     -          1          1
   Terminations, withdrawals and expenses .........     -          -          -